COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) (USD $)			9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Facilities [Member]	Sep. 30, 2012 Facilities [Member]	Sep. 30, 2013 Motor Vehicles [Member]	Sep. 30, 2012 Motor Vehicles [Member]
Operating Leased Assets [Line Items]
Operating lease expense			$ 5,186,000	$ 5,233,000	$ 1,774,000	$ 1,569,000
Bank guarantees	29,997,000
Indirect tax liabilities	24,900	26,900
Additional loss contingency related to indirect taxes	$ 26,000